Unaudited Condensed Consolidated Balance Sheets (Parentheticals)		6 Months Ended	12 Months Ended
		Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited	Unlimited
Ordinary shares, issued	[1]	37,679,786	36,684,668	28,219,583
Ordinary shares, outstanding	[1]	37,679,786	36,684,668	28,219,583
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited	Unlimited
Ordinary shares, issued	[1]	2,925,058	2,925,058	2,625,058
Ordinary shares, outstanding	[1]	2,925,058	2,925,058	2,625,058

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.